UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

Cambria Chesapeake Pure Trend ETF Tailored Shareholder Report

semi-annual Shareholder Report December 31, 2024 Cambria Chesapeake Pure Trend ETF Ticker: MFUT (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Cambria Chesapeake Pure Trend ETF (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.cambriafunds.com/mfut. You can also request this information by contacting us at (855) 766-7661 or by writing to the Cambria Chesapeake Pure Trend ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Chesapeake Pure Trend ETF	$48	1.02%

Key Fund Statistics

(as of December 31, 2024)

Fund Size (Thousands)	$22,393
Number of Holdings	124
Portfolio Turnover	181%

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash and other assets in excess of liabilities. Futures contracts and Forward currency contracts percentages are based on unrealized appreciation (depreciation). Common Stocks include Securities Sold Short.

What did the Fund invest in?

(as of December 31, 2024)

Top Ten Holdings	(% of net assets)
U.S. Treasury Bills	2.2
Lockheed Martin Corp.	2.1
Honeywell International, Inc.	2.0
Automatic Data Processing, Inc.	2.0
Electronic Arts, Inc.	1.9
Paychex, Inc.	1.7
Cisco Systems, Inc.	1.6
Apple, Inc.	1.5
Yum! Brands, Inc.	1.4
Deere & Co.	1.4

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.cambriafunds.com/mfut.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

December 31, 2024 (Unaudited)

Tidal Trust II

Cambria Chesapeake Pure Trend ETF | MFUT | Cboe BZX Exchange, Inc.

Cambria Chesapeake Pure Trend ETF

Consolidated Schedule of Investments	Cambria Chesapeake Pure Trend ETF

December 31, 2024 (Unaudited)

COMMON STOCKS - 27.7%	Shares	Value
Aerospace/Defense - 3.4%
Northrop Grumman Corp.	630	$295,653
Lockheed Martin Corp. (b)	958	465,531
		761,184

Auto Manufacturers - 0.8%
Tesla, Inc. (a)	457	184,555

Beverages - 1.0%
Keurig Dr Pepper, Inc.	6,628	212,891

Chemicals - 1.0%
Air Products and Chemicals, Inc.	800	232,032

Commercial Services - 2.7%
Automatic Data Processing, Inc. (b)	1,513	442,900
Block, Inc. (a)	1,822	154,852
		597,752

Computers - 2.4%
Apple, Inc.	1,353	338,818
Fortinet, Inc. (a)	2,083	196,802
		535,620

Electric - 1.4%
Sempra	3,516	308,424

Electronics - 2.0%
Honeywell International, Inc. (b)	1,987	448,843

Healthcare-Services - 0.9%
UnitedHealth Group, Inc.	374	189,192

Home Furnishings - 1.0%
Sony Group Corp. - ADR	10,976	232,252

Machinery-Diversified - 1.4%
Deere & Co.	751	318,199

Media - 0.6%
Walt Disney Co.	1,178	131,170

Mining - 0.3%
Newmont Corp.	1,859	69,192

The accompanying notes are an integral part of these financial statements.	1

Consolidated Schedule of Investments	Cambria Chesapeake Pure Trend ETF

December 31, 2024 (Unaudited)

Pipelines - 1.4%
Cheniere Energy, Inc.	1,435	308,338

Retail - 1.4%
Yum! Brands, Inc.	2,375	318,630

Software - 4.4%
Atlassian Corp. - Class A (a)	601	146,271
Electronic Arts, Inc. (b)	2,905	425,002
Paychex, Inc.	2,641	370,321
Snowflake, Inc. - Class A (a)	322	49,720
		991,314

Telecommunications - 1.6%
Cisco Systems, Inc.	6,179	365,797
TOTAL COMMON STOCKS (Cost $5,985,073)		6,205,385

REAL ESTATE INVESTMENT TRUSTS - 2.0%
REITS - 2.0%
Extra Space Storage, Inc.	994	148,702
Public Storage	1,032	309,022
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $465,276)		457,724

SHORT-TERM INVESTMENTS - 46.4%
Money Market Funds - 44.2%
First American Government Obligations Fund - Class X, 4.41% (c)(d)	9,900,523	9,900,523

U.S. Treasury Bills - 2.2%	Par
5.17%, 03/20/2025 (e)	$489,000	484,638
TOTAL SHORT-TERM INVESTMENTS (Cost $10,384,268)		10,385,161

TOTAL INVESTMENTS - 76.1% (Cost $16,834,617)		17,048,270
Other Assets in Excess of Liabilities - 23.9%		5,344,412
TOTAL NET ASSETS - 100.0%		$22,392,682

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of the security has been pledged as collateral for securities sold short. Total value of assets committed as collateral as of December 31, 2024 is $1,687,432 or 7.5% of net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

(d)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(e)	The rate shown is the annualized effective yield as of December 31, 2024.

The accompanying notes are an integral part of these financial statements.	2

Consolidated Schedule of Securities Sold Short	Cambria Chesapeake Pure Trend ETF

December 31, 2024 (Unaudited)

COMMON STOCKS - (12.8)%	Shares	Value
Beverages - (3.1)%
Constellation Brands, Inc. - Class A	(1,527)	$(337,467)
PepsiCo, Inc.	(2,284)	(347,305)
		(684,772)

Chemicals - (1.0)%
Dow, Inc.	(5,765)	(231,349)

Food - (2.1)%
Conagra Brands, Inc.	(8,499)	(235,847)
Kraft Heinz Co.	(7,759)	(238,279)
		(474,126)

Healthcare-Products - (0.7)%
Zimmer Biomet Holdings, Inc.	(1,501)	(158,551)

Healthcare-Services - (0.9)%
Elevance Health, Inc.	(524)	(193,304)

Mining - (1.0)%
Rio Tinto PLC - ADR	(4,011)	(235,887)

Oil & Gas - (0.3)%
Exxon Mobil Corp.	(632)	(67,984)

Pharmaceuticals - (2.4)%
Merck & Co., Inc.	(2,822)	(280,733)
Sanofi SA - ADR	(2,398)	(115,655)
Zoetis, Inc.	(910)	(148,266)
		(544,654)

Transportation - (1.3)%
Canadian Pacific Kansas City Ltd.	(3,899)	(282,171)
TOTAL COMMON STOCKS (Proceeds $3,010,557)		(2,872,798)

REAL ESTATE INVESTMENT TRUSTS - (0.3)%
REITS - (0.3)%
American Tower Corp.	(344)	(63,093)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $62,822)		(63,093)

TOTAL SECURITIES SOLD SHORT - (13.1)% (Proceeds $3,073,379)		$(2,935,891)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.	3

Consolidated Schedule of Futures Contracts	Cambria Chesapeake Pure Trend ETF

December 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	78	06/16/2026	$13,202,023	$5,766
3 Month Euribor	51	06/15/2026	12,941,834	6,400
3 Month Swiss Average Overnight Rate	73	03/17/2026	20,160,083	59,002
Arabica Coffee	4	03/19/2025	479,625	112,629
British Pound/U.S. Dollar Cross Currency Rate	2	03/17/2025	156,288	(2,997)
Canadian 10 Year Government Bonds	3	03/20/2025	255,757	4,556
Copper	7	03/27/2025	704,637	(24,270)
Crude Palm Oil	21	03/14/2025	522,241	(41,560)
Euro BUXL 30 Year Bonds	6	03/06/2025	824,338	(53,638)
Euro-BOBL	14	03/06/2025	1,708,611	(22,951)
Euro-BTP Italian Government Bonds	14	03/06/2025	1,739,345	(34,434)
Euro-Bund	8	03/06/2025	1,105,414	(27,643)
Euro-Schatz	23	03/06/2025	2,548,000	(11,387)
Feeder Cattle	6	03/27/2025	788,925	10,807
Gold	5	02/26/2025	1,320,500	(8,783)
Japanese 10 Year Government Bonds	2	03/13/2025	1,805,803	(6,371)
Lean Hogs	4	02/14/2025	130,080	(6,550)
Live Cattle	17	02/28/2025	1,302,880	40,163
London Metals - Zinc(a)	8	03/17/2025	596,068	(28,799)
Natural Gas	2	01/29/2025	72,660	6,271
Natural Gas	10	01/30/2025	340,196	22,445
Palladium	2	03/27/2025	181,960	(17,889)
Robusta Coffee	22	03/25/2025	1,072,500	(17,743)
SGX Technically Specified Rubber 20	97	02/28/2025	957,875	(42,397)
Short-term Euro-BTP	67	03/06/2025	7,452,616	(33,157)
Silver	4	03/27/2025	584,840	(28,278)
Sugar #11	7	02/28/2025	150,998	(32,023)
UK Natural Gas	5	01/30/2025	213,839	13,339
				$(159,492)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
30 Day Federal Funds Rate	(5)	04/30/2025	$1,996,306	$376
3-Month Secured Overnight Financing Rate	(13)	09/15/2026	3,121,950	(2,168)
Australian Dollar/U.S. Dollar Cross Currency Rate	(16)	03/17/2025	990,400	26,581
Australian Government 10 Year Bonds	(20)	03/17/2025	1,397,875	22,896
Australian Government 3 Year Bonds	(78)	03/17/2025	5,127,083	20,412
Canadian Dollar/U.S. Dollar Cross Currency Rate	(36)	03/18/2025	2,510,100	43,343
Corn No. 2 Yellow	(19)	03/14/2025	435,575	(19,522)
Cotton No.2	(16)	03/07/2025	547,200	20,055
Crude Soybean Oil	(4)	03/14/2025	96,864	4,707
Euro/U.S. Dollar Cross Currency Rate	(12)	03/17/2025	1,558,275	21,451
Hard Red Winter Wheat	(15)	03/14/2025	419,438	(2,664)
ICE European Climate Exchange Emissions	(7)	12/15/2025	529,139	(24,280)
Japanese Yen/U.S. Dollar Cross Currency Rate	(14)	03/17/2025	1,121,750	19,939

The accompanying notes are an integral part of these financial statements.	4

Consolidated Schedule of Futures Contracts	Cambria Chesapeake Pure Trend ETF

December 31, 2024 (Unaudited)

London Metals - Lead(a)	(11)	03/17/2025	535,739	43,044
London Metals - Nickel(a)	(6)	03/17/2025	550,920	25,390
Long Gilt	(11)	03/27/2025	1,273,072	37,145
Low Sulphur Gas Oil	(4)	02/12/2025	276,700	(10,716)
Platinum	(10)	04/28/2025	455,250	49
Soybean Meal	(21)	03/14/2025	665,490	(47,778)
Soybeans	(11)	03/14/2025	555,775	(5,781)
Swiss Franc/U.S. Dollar Cross Currency Rate	(11)	03/17/2025	1,526,662	23,935
U.S. Treasury 10 Year Notes	(21)	03/20/2025	2,283,750	2,795
U.S. Treasury 2 Year Notes	(27)	03/31/2025	5,551,453	(732)
U.S. Treasury 5 Year Note	(16)	03/31/2025	1,700,875	(3,121)
U.S. Treasury Long Bonds	(9)	03/20/2025	1,024,594	2,465
UK Emissions Trading Registry Allowance	(7)	12/15/2025	315,428	(315)
U.S. 3 Year Notes	(6)	03/31/2025	1,252,594	(1,881)
Wheat	(32)	03/14/2025	882,400	(16,964)
				$178,661
Net Unrealized Appreciation (Depreciation)				$19,169

(a)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s Consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.	5

Consolidated Schedule of Forward Currency Contracts	Cambria Chesapeake Pure Trend ETF

December 31, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
StoneX Financial, Inc.	03/19/2025	IDR	24,600,000,000	USD	1,540,121	$(16,288)
StoneX Financial, Inc.	03/19/2025	ILS	2,821,000	USD	791,873	(16,066)
StoneX Financial, Inc.	03/19/2025	THB	45,014,000	USD	1,341,730	(14,627)
StoneX Financial, Inc.	03/19/2025	USD	1,103,081	BRL	6,786,000	19,360
StoneX Financial, Inc.	03/19/2025	USD	708,143	CLP	694,236,000	10,748
StoneX Financial, Inc.	03/19/2025	USD	2,001,399	CNH	14,468,000	27,030
StoneX Financial, Inc.	03/19/2025	USD	892,539	COP	3,959,296,000	3,371
StoneX Financial, Inc.	03/19/2025	USD	1,192,149	CZK	28,466,000	19,692
StoneX Financial, Inc.	03/19/2025	USD	1,259,030	DKK	8,904,000	17,264
StoneX Financial, Inc.	03/19/2025	USD	1,253,863	HUF	492,807,000	18,262
StoneX Financial, Inc.	03/19/2025	USD	1,502,749	IDR	24,600,000,000	(21,084)
StoneX Financial, Inc.	03/19/2025	USD	1,950,518	INR	166,680,000	17,117
StoneX Financial, Inc.	03/19/2025	USD	1,313,413	KRW	1,871,729,000	38,228
StoneX Financial, Inc.	03/19/2025	USD	584,326	MXN	12,000,000	14,818
StoneX Financial, Inc.	03/19/2025	USD	909,233	NOK	10,171,000	13,868
StoneX Financial, Inc.	03/19/2025	USD	1,229,600	NZD	2,120,000	40,809
StoneX Financial, Inc.	03/19/2025	USD	1,891,843	PHP	110,698,000	(14,804)
StoneX Financial, Inc.	03/19/2025	USD	1,054,385	PLN	4,296,000	17,414
StoneX Financial, Inc.	03/19/2025	USD	1,265,956	SEK	13,841,000	7,957
StoneX Financial, Inc.	03/19/2025	USD	2,875,487	SGD	3,865,000	33,393
StoneX Financial, Inc.	03/19/2025	USD	2,145,129	TWD	69,807,000	1,094
StoneX Financial, Inc.	03/19/2025	USD	582,000	ZAR	10,659,770	21,105
StoneX Financial, Inc.	03/19/2025	ZAR	16,010,000	USD	888,857	(46,444)
Net Unrealized Appreciation (Depreciation)						$192,217

BRL - Brazilian Real
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	6

Consolidated Statement of Assets and Liabilities	Cambria Chesapeake Pure Trend ETF

December 31, 2024 (Unaudited)

ASSETS:
Investments, at value (Note 2)	$17,048,270
Deposit at broker for securities sold short	6,099,065
Deposit at broker for futures contracts	1,933,526
Unrealized appreciation on futures contracts	595,961
Receivable for open forward currency contracts	321,530
Interest receivable	44,499
Cash	6,428
Dividends receivable	6,194
Dividend tax reclaims receivable	46
Total assets	26,055,519

LIABILITIES:
Securities sold short, at value	2,935,891
Unrealized depreciation on futures contracts	576,792
Payable for open forward currency contracts	129,313
Payable to adviser (Note 4)	14,074
Dividends payable	6,646
Interest payable	121
Total liabilities	3,662,837
NET ASSETS	$22,392,682

NET ASSETS CONSISTS OF:
Paid-in capital	$26,553,376
Total accumulated losses	(4,160,694)
Total net assets	$22,392,682

Net assets	$22,392,682
Shares issued and outstanding(a)	1,350,000
Net asset value per share	$16.59

COST:
Investments, at cost	$16,834,617

PROCEEDS:
Securities sold short proceeds	$3,073,379

(a)       Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	7

Consolidated Statement of Operations	Cambria Chesapeake Pure Trend ETF

For the Six-Months Ended December 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income	$146,180
Less: Dividend withholding taxes	(87)
Less: Issuance fees	(307)
Interest income	170,500
Total investment income	316,286

EXPENSES:
Investment advisory fee (Note 4)	90,837
Dividend expenses	17,364
Interest expense	8,486
Other expenses and fees	6,375
Total expenses	123,062
NET INVESTMENT INCOME	193,224

REALIZED AND UNREALIZED LOSS

Net realized loss from:
Investments	(404,844)
Securities sold short	(35,612)
Futures contracts	(2,762,955)
Forward currency contracts	(1,574,973)
Foreign currency transactions	1
Net realized loss	(4,778,383)
Net change in unrealized appreciation/(depreciation) on:
Investments	397,328
Securities sold short	137,488
Futures contracts	74,439
Forward currency contracts	201,079
Foreign currency translations	(49,012)
Net change in unrealized appreciation	761,322
Net realized and unrealized loss	(4,017,061)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(3,823,837)

The accompanying notes are an integral part of these financial statements.	8

Consolidated Statement of Changes in Net Assets	Cambria Chesapeake Pure Trend ETF

	Six-Months ended December 31, 2024 (Unaudited)	Period ended June 30, 2024(a)
OPERATIONS:
Net investment income	$193,224	$37,274
Net realized loss	(4,778,383)	(217,972)
Net change in unrealized appreciation/(depreciation)	761,322	(248,138)
Net decrease in net assets from operations	(3,823,837)	(428,836)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(70,850)	-
Total distributions to shareholders	(70,850)	-

CAPITAL TRANSACTIONS:
Subscriptions	13,793,525	22,554,510
Redemptions	(9,631,830)	-
Net increase in net assets from capital transactions	4,161,695	22,554,510

NET INCREASE IN NET ASSETS	267,008	22,125,674

NET ASSETS:
Beginning of the period	22,125,674	-
End of the period	$22,392,682	$22,125,674

SHARES TRANSACTIONS
Subscriptions	750,000	1,150,000
Redemptions	(550,000)	-
Total increase in shares outstanding	200,000	1,150,000

(a)       Inception date of the Fund was May 28, 2024.

The accompanying notes are an integral part of these financial statements.	9

Consolidated Financial Highlights	Cambria Chesapeake Pure Trend ETF

For a share outstanding throughout the periods presented

	Six-Months ended December 31, 2024 (Unaudited)	Period ended June 30, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$19.24	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.14	0.06
Net realized and unrealized loss on investments(c)	(2.74)	(0.82)
Total from investment operations	(2.60)	(0.76)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	-
Total distributions	(0.05)	-
Net asset value, end of period	$16.59	$19.24

TOTAL RETURN(d)	-13.51%	-3.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$22,393	$22,126
Ratio of expenses to average net assets(e)	1.02%	0.82%
Ratio of dividends and interest on securities sold short to average net assets(e)	0.21%	0.07%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.80%	0.75%
Ratio of net investment income to average net assets(e)	1.60%	3.30%
Portfolio turnover rate(d)(f)	181%	0%

(a)	Inception date of the Fund was May 28, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	10

Notes to Consolidated Financial Statements	Cambria Chesapeake Pure Trend ETF

December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The Cambria Chesapeake Pure Trend ETF (the “Fund”) is a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and the Cambria Investment Management, L.P. (the “Sub-Adviser”), serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The Fund commenced operations on May 28, 2024.

The investment objective of the Fund is to preserve capital and generate long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Futures contracts and forward contacts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the 30-, 60-, 90- and 180-day forward rates provided by an independent source.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –  Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market,

Notes to Consolidated Financial Statements	Cambria Chesapeake Pure Trend ETF

December 31, 2024 (Unaudited)

prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks(a)	$6,205,385	$—	$—	$6,205,385
Real Estate Investment Trusts	457,724	—	—	457,724
Money Market Funds	9,900,523	—	—	9,900,523
U.S. Treasury Bills	—	484,638	—	484,638
Total Investments	$16,563,632	$484,638	$—	$17,048,270

Other Financial Instruments:(b)
Futures Contracts	$595,961	$—	$—	$595,961
Forward Currency Contracts	—	321,530	—	321,530
Total Other Financial Instruments	$595,961	$321,530	$—	$917,491

Liabilities:
Investments:
Common Stocks(a)	$(2,872,798)	$—	$—	$(2,872,798)
Real Estate Investment Trusts	(63,093)	—	—	(63,093)
Total Investments	$(2,935,891)	$—	$—	$(2,935,891)

Other Financial Instruments:(b)
Futures Contracts	$(576,792)	$—	$—	$(576,792)
Forward Currency Contracts	—	(129,313)	—	(129,313)
Total Other Financial Instruments	$(576,792)	$(129,313)	$—	$(706,105)

(a)	See Consolidated Schedule of Investments for the industry breakout.

(b)	Other Financial Instruments are derivative instruments not reflected on the Consolidated Schedule of Investments, such as futures and forward currency contracts, which are presented at the unrealized appreciation/depreciation on the investment.

B.	Derivative Instruments. The Fund has provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Fund uses futures contracts and forward currency contracts (both a type of derivative), how they are accounted for and how they affect an entity’s results of

Notes to Consolidated Financial Statements	Cambria Chesapeake Pure Trend ETF

December 31, 2024 (Unaudited)

operations and financial position. The Fund may use derivatives for risk management purposes or as part of their investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments or to obtain exposure to otherwise inaccessible markets.

The average notional amount for open futures contracts and forward currency contracts is based on the monthly notional amounts. The notional amount for open futures contracts and forward currency contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date.

For the six-months ended December 31, 2024, the average notional value of open long futures contracts was $106,766,280 for the Fund. The average notional value of long forward currency contracts outstanding was $61,490,918 for the Fund. The average notional value of open short futures contracts was $55,375,862 for the Fund. The average notional value of short forward currency contracts outstanding was $61,849,501 for the Fund. The following tables show the effects of derivative instruments on the consolidated financial statements.

Consolidated Statement of Assets and Liabilities

Fair value of derivative instruments as of December 31, 2024:

	Asset Derivatives		Liability Derivatives
Derivative Instruments	Consolidated Statement of Assets and Liabilities	Fair Value	Consolidated Statement of Assets and Liabilities	Fair Value
	Unrealized		Unrealized
	appreciation on		depreciation on
Futures Contracts	futures contracts		futures contracts
Commodities Risk		$298,900		$(376,313)
Equities Risk		-		-
Foreign Exchange Currencies Risk		135,249		(2,997)
Interest Rate Risk		161,813		(197,483)
Total Futures Contracts		$595,962		$(576,793)
	Receivable for		Payable for open
	open forward		forward currency
Forward Currency Contracts	currency contracts		contracts
Foreign Exchange Currencies Risk		$321,530		$(129,313)

Notes to Consolidated Financial Statements	Cambria Chesapeake Pure Trend ETF

December 31, 2024 (Unaudited)

Consolidated Statement of Operations

The effect of derivative instruments on the Consolidated Statement of Operations for the six-months ended December 31, 2024:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Net realized and
	unrealized gain (loss)
Futures Contracts	on futures contracts
Commodities Risk		$(171,325)	$(73,859)
Equities Risk		(129,131)	-
Foreign Exchange Currencies Risk		(6,715)	132,252
Interest Rate Risk		(2,455,784)	16,046
Total Futures Contracts		$(2,762,955)	$74,439
	Net realized and
	unrealized gain (loss)
	on forward currency
Forward Currency Contracts	contracts
Foreign Exchange Currencies Risk		$(1,574,973)	$201,079

The Fund is not subject to master netting agreements; therefore, no additional disclosures regarding netting agreements are required.

C.	Federal Income Taxes. The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year) . The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Consolidated Statement of Operations, if applicable.

As of December 31, 2024, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Consolidated Statement of Operations. The Subsidiary (defined in Note 2.H.) is an exempted Cayman investment company and as such is not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiary

Notes to Consolidated Financial Statements	Cambria Chesapeake Pure Trend ETF

December 31, 2024 (Unaudited)

is a controlled foreign corporation not subject to U.S. income taxes. As a wholly-owned controlled foreign corporation, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

D.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from Real Estate Investment Trusts (“REITs”) generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

F.	Futures Contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price on a specified date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, commodities, interest rates, stock and bond indices, and debt securities, including U.S. government debt obligations. In certain types of futures contracts, the underlying reference instrument may be a swap agreement. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells futures contracts.

To the extent the Fund invests in futures contracts, the Fund will generally buy and sell futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no

Notes to Consolidated Financial Statements	Cambria Chesapeake Pure Trend ETF

December 31, 2024 (Unaudited)

assurance that an active market will develop or continue to exist.

When the Fund enters into a futures contract, they must deliver to an account controlled by the FCM (that has been selected by the Fund), an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the mark-to-market value of the futures contract. The account is marked-to -market daily and the variation margin is monitored by the Adviser and Custodian (defined below) on a daily basis. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

The Fund had futures contracts activity during the period ended December 31, 2024. Realized and unrealized gains and losses are included in the Consolidated Statement of Operations. The futures contracts held by the Fund are exchange-traded with StoneX Financial, Inc. acting as the FCM.

G.	Forward Currency Contracts. The Fund may purchase forward currency contracts. A forward currency contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate (e.g., 30-, 60-, or 90-days). The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Realized and unrealized gains and losses are included in the Consolidated Statement of Operations. The forward currency contracts held by the Fund are traded with StoneX Financial, Inc. acting as the forward contracts commission merchant.

H.	Basis for Consolidation for the Fund. The Fund may invest up to 25% of its total assets in the Cambria Chesapeake Cayman Subsidiary (the “Subsidiary”). The Subsidiary will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts and other derivative instruments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. The financial statements of the Subsidiary is consolidated with the Fund’s financial statements. The Fund had $1,122,576, or 5.0% of its total assets invested in the Subsidiary as of December 31, 2024.

I.	Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Fund has implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

J.	Deposits at Brokers. Deposits at brokers for futures contracts, forward currency contracts, and securities sold short represents amounts that are held by third parties under certain of the Fund’s derivative transactions. Such cash is excluded from cash and equivalents in the Consolidated Statement of Assets and Liabilities. Cash and cash equivalents and deposits at broker are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporation (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

Notes to Consolidated Financial Statements	Cambria Chesapeake Pure Trend ETF

December 31, 2024 (Unaudited)

K.	Short Sales. The Fund may make short sales as part of its overall portfolio management strategy or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed security (also known as “covering” the short position) at a time when the security sold short has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its positions in a permissible manner. The Fund will be required to pledge its liquid assets to the broker to secure their performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. Interest income is accrued on cash proceeds held at the broker for short sales. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause a Fund to lose money on a short sale even in instances where the price of the security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short will be borne by the shareholders of the Fund.

L.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

M.	Use of Estimates. The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

N.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

O.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

P.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather,

Notes to Consolidated Financial Statements	Cambria Chesapeake Pure Trend ETF

December 31, 2024 (Unaudited)

embargoes, tariffs and international economic, political and regulatory developments. Exposure to the commodities markets through investments in commodities (or indirectly via derivative instruments) may subject the Fund to greater volatility than investments in traditional securities. Significant changes in the value of commodities may lead to volatility in the Fund’s NAV and market price.

● Energy Commodities Risk. The prices of energy commodities are subject to national and global political events such as governmental regulation and intervention, price controls, and restrictions on production levels. Energy commodities have had significant price swings in recent years. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers.

● Precious Metal Commodities Risk. The prices of precious metals may be influenced by macroeconomic conditions, including confidence in the global monetary system and the relative strength of various currencies, as well as demand in the industrial and jewelry sectors. Political events also influence the prices of precious metals. Prices are influenced by supplies of precious metals, which may be affected by sales by central banks and governmental agencies that hold large amounts of these metals, particularly gold.

● Industrial Metal Commodities Risk. The prices of commodities comprising the industrial metals are subject to a number of factors that can cause price fluctuations, including changes in the level of industrial activity; disruptions in mining, storing, and refining the metals; adjustments to inventory; variations in production costs; and regulatory compliance costs.

● Grains Commodities Risk. The commodities comprising the grains are subject to a number of factors that can cause price fluctuations, including weather conditions, changes in government policies and trade agreements, planting decisions, and changes in demand.

Equity Market Risk. By virtue of the Fund’s investments in equity securities, the Fund is exposed to common stocks which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks, which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser provides oversight of the Sub-Adviser, the investment sub-adviser to the Fund, and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also serves as adviser to the Subsidiary pursuant to the advisory agreement between the Adviser and the Subsidiary (the “Subsidiary Advisory Agreement”). The Adviser does not receive any compensation for services rendered by the Adviser as investment adviser to the Subsidiary and is not entitled to any compensation under the Subsidiary Advisory Agreement.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.75%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment

Notes to Consolidated Financial Statements	Cambria Chesapeake Pure Trend ETF

December 31, 2024 (Unaudited)

Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the six-months ended December 31, 2024 are disclosed in the Consolidated Statement of Operations.

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub -Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub- Adviser and the Adviser have agreed that each will have a joint obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b- 1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, fund operating expenses, and transaction costs, are considered general fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

Notes to Consolidated Financial Statements	Cambria Chesapeake Pure Trend ETF

December 31, 2024 (Unaudited)

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six-months ended December 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, securities sold short, U.S. government securities, in-kind transactions, and purchases and sales of the Subsidiary, were $23,397,770 and $27,093,416, respectively.

For the six-months ended December 31, 2024, there were no purchases and sales of long-term U.S. government securities.

For the six-months ended December 31, 2024, there were no in-kind transactions associated with creations and redemptions for the Fund.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended December 31, 2024 (estimated) and the prior fiscal period ended June 30, 2024 were as follows:

Distributions paid from:	December 31, 2024	June 30, 2024
Ordinary Income	$70,850	$-

As of the prior fiscal period ended June 30, 2024, the components of accumulated losses on a tax basis were as follows:

Investments, at cost (a)	$16,922,183
Gross tax unrealized appreciation	536,507
Gross tax unrealized depreciation	(728,293)
Net tax unrealized appreciation (depreciation)	(191,786)
Undistributed ordinary income (loss)	70,885
Undistributed long-term capital gain (loss)	—
Total distributable earnings	70,885
Other accumulated gain (loss)	(145,106)
Total accumulated losses	$(266,007)

(a)	The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales, mark-to-market treatment of futures and open forward currency contracts, and PFIC adjustments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the prior fiscal period ended June 30, 2024, the Fund had not elected to defer any post-October or late-year losses.

As of the prior fiscal period ended June 30, 2024, the Fund had long-term and short-term capital loss carryovers of $71,379 and $73,727, respectively, which do not expire.

NOTE 8 – SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee.

Notes to Consolidated Financial Statements	Cambria Chesapeake Pure Trend ETF

December 31, 2024 (Unaudited)

A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Consolidated Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUSBEQUENT EVENTS

In preparing these consolidated financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the consolidated financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s consolidated financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not appllicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	March 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	March 4, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	March 4, 2025

* Print the name and title of each signing officer under his or her signature.